Share-Based Payment (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at September 30, 2024:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2024	576,625	105,023	681,648
Granted during the period	717,980	92,655	810,635
Transferred during the period	(176,317)	(35,007)	(211,324)
Forfeited during the period	(82,682)	(4,830)	(87,512)
September 30, 2024	1,035,606	157,841	1,193,447
Specified by vesting year
2024	35,843	—	35,843
2025	387,534	63,478	451,012
2026	385,416	63,478	448,894
2027	226,813	30,885	257,698
September 30, 2024	1,035,606	157,841	1,193,447

Summary of Warrant Activity

The following table specifies the warrant activity for the nine months ended September 30, 2024:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2024	6,523,784	86.38
Granted during the period	365,220	122.89
Exercised during the period	(634,705)	42.03
Forfeited during the period	(112,848)	108.95
September 30, 2024	6,141,451	92.41
Vested at September 30, 2024	5,127,127	88.20